Derivatives (Tables)	12 Months Ended
Dec. 31, 2017
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Schedule of Derivative Financial Instrument By Type

The following table shows the derivative financial instruments of the TIM Group at December 31, 2017 and at December 31, 2016, by type (for cross currency and interest rate swaps the notional amount refers to the synthetic coverage):

Type	Hedged Risk	Notional amount at 12/31/2017	Notional amount at 12/31/2016	Spot(*) Mark-to-Market (Clean Price) at 12/31/2017	Spot(*) Mark-to-Market (Clean Price) at 12/31/2016
		(millions of euros)
Interest rate swaps	Interest rate risk	4,334	3,334	2	42
Cross Currency and Interest Rate Swaps	Interest rate risk and currency exchange rate risk		851		46

Total Fair Value Hedge Derivatives		4,334	4,185	2	88

Cross Currency and Interest Rate Swaps	Interest rate risk and currency exchange rate risk	7,100	7,952	(325)	551

Total Cash Flow Hedge Derivatives		7,100	7,952	(325)	551

Total Non-Hedge Accounting Derivatives		213	484	15	51

Total TIM Group Derivatives		11,647	12,621	(308)	690

(*)	Spot Mark-to-market above represents the market measurement of the derivative net of the accrued portion of the flow in progress.

Schedule of Transactions hedged by Cash Flow Hedges

The transactions hedged by cash flow hedges will generate cash flows and will produce economic effects in the income statement in the periods indicated in the following table:

Currency of denomination	Notional amount in currency of denomination (millions)	Start of period	End of period	Rate applied	Interest period
GBP	850	Jan-18	Jun-19	6.375%	Annually
GBP	375	Jan-18	May-23	5.875%	Annually
USD	186	Jan-18	Oct-29	5.450%	Semiannually
USD	1,000	Jan-18	Nov-33	6.375%	Semiannually
USD	1,000	Jan-18	July-36	7.200%	Semiannually
USD	677	Jan-18	Jun-18	6.999%	Semiannually
USD	1,000	Jan-18	Jun-38	7.721%	Semiannually
USD	760	Jan-18	Jun-19	7.175%	Semiannually
USD	1,000	Jan-18	Sept-34	6.000%	Semiannually
USD	1,500	Jan-18	May-24	5.303%	Semiannually
USD	186	Jan-18	Oct-29	0.750%	Semiannually